Annual Fund Operating Expenses - VegaShares SPX NDX RTY Premium Income ETF - VegaShares SPX NDX RTY Premium Income ETF	Mar. 11, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.68%

[1]	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
[2]	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.